Loans Receivable, Net (Details)					12 Months Ended
	Dec. 19, 2025 USD ($)	Dec. 19, 2025 HKD ($)	Apr. 14, 2025 USD ($)	Apr. 09, 2025 USD ($)	Dec. 31, 2025 USD ($)
Loans Receivable, Net [Line Items]
Loans provided	$ 4,496,807	$ 35,000,000
Advanced loans total					$ 4,039,546
Leisure Stream Ltd [Member]
Loans Receivable, Net [Line Items]
Principal amount				$ 500,000
Loan term				1 year
Interest rate				8.00%
Power Partner Captial Limited [Member]
Loans Receivable, Net [Line Items]
Principal amount			$ 1,000,000
Loan term			1 year
Interest rate			8.00%
Maturity date					Dec. 18, 2026